Consolidated Statements of Financial Condition (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
CASH AND CASH EQUIVALENTS:
Cash and due from banks	$ 41,130	$ 33,778
Overnight Investments	306,826	56,521
Total cash and cash equivalents	347,956	90,299
Trading securities	0	6,316
INVESTMENT SECURITIES:
Available-for-sale, at fair value (amortized cost of $842,354 and $1,527,183 at December 31, 2011 and 2010, respectively)	875,011	1,541,991
Held-to-maturity (estimated fair value of $487,023 and $88,648 at December 31, 2011 and 2010, respectively)	482,695	86,609
Federal Home Loan Bank stock, at cost	18,932	23,244
Total investment securities	1,376,638	1,651,844
LOANS:	2,576,129	2,796,402
Allowance for loan losses	(54,213)	(45,366)
Net loans	2,521,916	2,751,036
ACCRUED INTEREST RECEIVABLE	16,401	19,566
BANK PREMISES AND EQUIPMENT, Net	59,913	64,339
OTHER ASSETS:
Goodwill	110,486	110,486
Bank owned life insurance	35,277	33,818
Other intangibles	13,334	16,919
Other assets	114,183	185,162
Total other assets	273,280	346,385
TOTAL ASSETS	4,596,104	4,929,785
Deposits:
Non-interest bearing deposits	278,968	282,050
Interest-bearing deposits	3,315,834	3,660,254
Total deposits	3,594,802	3,942,304
Borrowed funds	250,335	273,317
Other liabilities	121,587	98,617
Total liabilities	3,966,724	4,314,238
COMMITMENTS AND CONTINGENCIES (Note 18)
STOCKHOLDERS' EQUITY:
Preferred Stock - $.01 par value; 100,000,000 shares authorized, None issued or outstanding as of December 31, 2011 and December 31, 2010
Common Stock - $.01 par value 300,000,000 shares authorized, 82,267,457 and 82,267,457 issued and 80,292,707 and 80,717,553 outstanding, as of December 31, 2011 and 2010, respectively	823	823
Additional paid-in capital	351,107	348,415
Unearned common stock held by employee stock ownership plan	(19,856)	(22,587)
Retained earnings	315,268	304,232
Accumulated other comprehensive (loss) income	(1,162)	(1,882)
Treasury Stock at cost, 1,974,750 shares and 1,549,904 shares at December 31, 2011 and 2010, respectively	(16,800)	(13,454)
Total stockholders' equity	629,380	615,547
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 4,596,104	$ 4,929,785